Insurance Contract Liabilities - Development of insurance losses, gross (Details) - Insurance contracts, Gross - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Insurance Contract Liabilities
Provision for losses and loss adjustment expenses	$ 34,422.8	$ 30,809.3	$ 28,500.2	$ 29,081.7	$ 28,610.8	$ 19,481.8	$ 19,816.4	$ 17,749.1	$ 19,212.8	$ 19,648.8
Less: CTR Life	4.4	5.5	7.0	8.0	8.7	12.8	14.2	15.2	17.9	20.6
Provision for losses and loss adjustment expenses, net of CTR Life	34,418.4	30,803.8	28,493.2	29,073.7	28,602.1	19,469.0	19,802.2	17,733.9	19,194.9	19,628.2
Effect of foreign currency translation		190.6	267.6	186.3	550.0	(148.0)	(185.7)	277.4	475.0	569.8
Favourable (adverse) loss reserve development	$ (253.1)	253.1	60.2	(103.0)	353.5	570.4	1,228.4	1,052.7	1,039.4	772.5
Favourable development		443.7	327.8	83.3	903.5	422.4	1,042.7	1,330.1	1,514.4	1,342.3
One year later
Insurance Contract Liabilities
Cumulative payments		7,180.7	7,288.8	7,732.0	7,564.0	4,608.0	4,441.4	3,801.6	4,081.1	4,323.5
Reserves re-estimated		$ 30,360.1	28,225.5	28,974.3	27,580.6	19,343.1	19,169.3	16,696.4	18,375.6	19,021.2
Two years later
Insurance Contract Liabilities
Cumulative payments			11,598.0	12,313.5	12,081.3	7,631.4	7,283.6	6,364.5	6,787.6	7,153.1
Reserves re-estimated			$ 28,165.4	28,839.4	27,565.9	18,804.8	18,973.6	16,269.2	17,475.0	18,529.4
Three years later
Insurance Contract Liabilities
Cumulative payments				15,363.3	15,222.3	9,655.9	9,466.5	8,172.7	8,775.5	9,148.0
Reserves re-estimated				$ 28,990.4	27,451.3	18,752.8	18,502.5	16,114.0	17,307.9	17,820.5
Four years later
Insurance Contract Liabilities
Cumulative payments					17,378.8	11,122.6	10,914.2	9,561.8	10,212.4	10,702.8
Reserves re-estimated					$ 27,698.6	18,743.9	18,469.1	15,938.9	17,287.2	17,735.5
Five years later
Insurance Contract Liabilities
Cumulative payments						12,233.4	12,013.9	10,496.4	11,354.4	11,783.3
Reserves re-estimated						$ 19,046.6	18,490.5	16,049.6	17,203.5	17,830.5
Six years later
Insurance Contract Liabilities
Cumulative payments							12,859.5	11,202.2	12,123.4	12,729.6
Reserves re-estimated							$ 18,759.5	16,123.1	17,340.1	17,791.8
Seven years later
Insurance Contract Liabilities
Cumulative payments								11,793.5	12,754.2	13,335.1
Reserves re-estimated								$ 16,403.8	17,420.0	17,931.9
Eight years later
Insurance Contract Liabilities
Cumulative payments									13,283.6	13,877.0
Reserves re-estimated									$ 17,680.5	18,041.2
Nine years later
Insurance Contract Liabilities
Cumulative payments										14,341.1
Reserves re-estimated										$ 18,285.9